Share-based payments reserve (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.2	$ 0.9
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	0.1	0.2
Restricted Stock Unit [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 0.1	$ 0.5
Omnibus Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued for options	6,942,109		5,997,632